Indebtedness (Tables)	3 Months Ended
Sep. 27, 2014
Aggregate Indebtedness [Abstract]
Schedule of Debt [Table Text Block]
Total borrowings outstanding are summarized as follows (in millions):

	September 27, 2014	June 28, 2014
Short term debt	$—	$2.1
Term loans
2013 Term Loan due December 15, 2015	300.0	300.0
2013 Term Loan due December 15, 2018	595.0	630.0
	895.0	930.0
Senior notes
1.30% Unsecured Senior Notes due November 8, 2016, including unamortized discount of $0.4 million(1)	499.6	499.6
2.30% Unsecured Senior Notes due November 8, 2018, including unamortized discount of $0.7 million(1)	599.3	599.3
4.00% Unsecured Senior Notes due November 15, 2023, including unamortized discount of $3.1 million(1)	796.8	796.8
5.30% Unsecured Senior Notes due November 15, 2043, including unamortized discount of $1.7 million(1)	398.3	398.3
	2,294.0	2,294.0
Other financing	3.3	8.1
Total borrowings outstanding	3,192.3	3,234.2
Less short-term debt and current portion of long-term debt	(141.5)	(143.7)
Total long-term debt, less current portion	$3,050.8	$3,090.5

(1) Private placement unsecured senior notes with registration rights discussed below collectively as the "Bonds."

Schedule of Extinguishment of Debt [Table Text Block]

As a result of the debt retirements, the Company recorded a loss of $165.8 million during the second quarter of fiscal 2014 as follows (in millions):

Make-whole payments	$133.5
Write-off of financing fees on Bridge Credit Agreements	19.0
Write-off of deferred financing fees	10.5
Write-off of unamortized discount	2.8
Total loss on extinguishment of debt	$165.8